Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Schedule of financial assets
	December 31
	2020			2019
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Linkury’s shares	-	2,438	2,438	-	2,637	2,637
Gix Warrants	-	14	14	-	71	71
Conversion Right	-	1,393	1,393	-	619	619
Anti-dilution	-	473	473	-	289	289
Investment in SAFO	113	-	113	-	-	-
SAFO Warrants	-	98	98	-	-	-
Total warrants	113	4,416	4,529	-	3,616	3,616

Schedule of fair value of financial instruments
	Linkury’s shares	Gix Warrants	Conversion Right	Anti- dilution	SAFO Warrants	Total

Balance as of January 1, 2020	2,637	71	619	289	-	3,616
Initial recognition of financial asset	-	-	-	-	98	98
Changes in fair value recognized within profit or loss	(199)	(57)	774	184	-	702
Balance as of December 31, 2020	2,438	14	1,393	473	98	4,416
	Linkury’s shares	Gix Warrants	Reverse earn out	Conversion Right	Anti-dilution	Total
	USD in thousands
Balance as of January 1, 2019	-	-	-	-	-	-
Initial recognition of financial asset	2,501	162	13	617	231	3,524
Changes in fair value recognized within profit or loss	136	(91)	(13)	2	58	92
Balance as of December 31, 2019	2,637	71	-	619	289	3,616

Schedule of fair value measurement of liabilities
	December 31
	2020			2019
	Level 1	Level 3	Total	Level 1	Level 3	Total
	USD in thousands
Financial liabilities at fair value through profit or loss -
Fair value of warrants	1,003	36	1,121	1,419	100	1,519
Unrecognized Day 1 loss (see note 11)	-	-	-	-	(60)	(60)
Total warrants	1,003	36	1,039	1,419	40	1,459